Note 2 - Significant Accounting Policies and Methods of Application (Details) - Purchase Price Allocation (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Jan. 31, 2013 NiSource Inc. [Member]
Business Acquisition [Line Items]
Current assets							$ 3
PP&E							12
Goodwill	1,827	[1]	1,776	[1]	1,736	[1]	51
Intangible assets							62
Current liabilities							(6)
Total purchase price							$ 122

[1]	Excludes goodwill at Tropical Shipping now classified as held for sale. See Note 15 for additional information.